Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Summary of Consolidated Statement of Financial Position Amounts Relating to Leases

The consolidated statement of financial position discloses the following amounts relating to leases:

	2021	2020
Right-of-use assets
Land and buildings	127,773	23,153
Plant and machinery	30,675	14,950
Total	158,448	38,103
Lease liabilities
Non-current	126,516	23,883
Current	16,703	6,261
Total	143,219	30,144

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2020	16,553	19,174	35,727
Increases	10,588	2,176	12,764
Decreases	(507)	(1,298)	(1,805)
Exchange differences	1,192	2,491	3,683
At December 31, 2020	27,826	22,543	50,369
Increases	113,597	21,526	135,123
Decreases	(934)	(3,556)	(4,490)
Reclassifications	—	485	485
Exchange differences	(1,686)	(1,721)	(3,407)
At December 31, 2021	138,803	39,277	178,080
Accumulated depreciation
At January 1, 2020	(1,732)	(4,472)	(6,204)
Depreciation	(3,149)	(2,981)	(6,130)
Decreases	497	732	1,229
Exchange differences	(289)	(872)	(1,161)
At December 31, 2020	(4,673)	(7,593)	(12,266)
Depreciation[1]	(7,507)	(4,982)	(12,489)
Decreases	933	3,175	4,108
Exchange differences	217	798	1,015
At December 31, 2021	(11,030)	(8,602)	(19,632)
Cost, net accumulated depreciation
At December 31, 2020	23,153	14,950	38,103
At December 31, 2021	127,773	30,675	158,448

(1)

Includes an asset impairment charge of certain production equipment at our Landskrona production facility in Sweden for which we have no alternative use, amounting to $5.0 million, of which $4.3 million relates to property, plant and equipment and $0.7 million relates to right of use assets.

Summary of Amounts Recognized in Statement of Operations	Amounts recognized in the statement of operations

	2021	2020	2019
Depreciation and impairment charge of right-of-use assets
Land and buildings	(7,507)	(3,149)	(1,708)
Plant and machinery	(4,982)	(2,981)	(2,670)
Total	(12,489)	(6,130)	(4,378)
Interest expense (included in finance cost)	(5,026)	(1,462)	(1,216)
Expense relating to short-term leases	(576)	(314)	(331)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(1,605)	(1,984)	(1,593)